CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	$ 2,757,706	¥ 17,863,868	¥ 16,914,651
Restricted cash	326,486	2,114,913	3,038,286
Short-term investments	429,232	2,780,482	12,161,643
Accounts receivable, net	1,467,826	9,508,284	2,436,256
Advance to suppliers	143,131	927,177	930,026
Inventories, net	3,170,759	20,539,543	12,190,843
Loan receivables, net	368,006	2,383,869	123,344
Prepayments and other current assets	229,467	1,486,441	1,734,334
Amount due from related parties	133,304	863,516	412,314
Total current assets	9,025,917	58,468,093	49,941,697
Non-current assets
Property, equipment and software, net	962,226	6,233,106	2,408,438
Construction in progress	195,590	1,266,992	1,928,899
Intangible assets, net	812,619	5,263,983	6,877,947
Land use rights, net	297,662	1,928,192	1,067,253
Goodwill	4,485	29,050	2,622,470
Investment in equity investees	1,368,404	8,864,249	586,959
Investment securities	155,274	1,005,831	434,118
Other non-current assets	325,214	2,106,673	625,391
Total non-current assets	4,121,474	26,698,076	16,551,475
Total assets	13,147,391	85,166,169	66,493,172
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB2,383,405 and RMB6,313,410 as of December 31, 2014 and 2015 respectively. Note 1)
Short-term bank loans	469,327	3,040,209	1,890,771
Nonrecourse securitization debt	89,512	579,843
Accounts payable	4,603,313	29,819,341	16,363,671
Advance from customers	1,107,457	7,173,885	4,666,660
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of nil and RMB799,255 as of December 31, 2014 and 2015, respectively)	158,750	1,028,350	157,080
Taxes payable	15,933	103,211	236,160
Amount due to related parties	16,167	104,726	325,119
Accrued expenses and other current liabilities	1,108,102	7,178,065	5,311,832
Deferred tax liabilities	190	1,228	43,812
Total current liabilities	7,568,751	49,028,858	28,995,105
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of nil and RMB2,664,421 as of December 31, 2014 and 2015, respectively)	417,605	2,705,164
Nonrecourse securitization debt	425,098	2,753,699
Total non-current liabilities	842,703	5,458,863
Total liabilities	$ 8,411,454	¥ 54,487,721	¥ 28,995,105
Commitments and contingencies (Note 28)
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,237,460,751 Class A ordinary shares issued and 2,208,310,595 outstanding, 556,295,899 Class B ordinary shares issued and 523,407,762 outstanding as of December 31, 2014; 2,313,578,195 Class A ordinary shares issued and 2,287,701,055 outstanding, 480,178,455 Class B ordinary shares issued and 454,289,431 outstanding as of December 31, 2015.)	$ 55	¥ 358	¥ 358
Additional paid-in capital	7,470,611	48,393,126	47,131,172
Statutory reserves	8,577	55,560	15,009
Treasury stock	0	(3)	(4)
Accumulated deficit	(2,885,379)	(18,690,910)	(9,272,343)
Accumulated other comprehensive income/(loss)	120,795	782,484	(376,125)
Total JD.com Inc. shareholders' equity	4,714,659	30,540,615	37,498,067
Non-controlling interests	21,278	137,833
Total shareholders' equity	4,735,937	30,678,448	37,498,067
Total liabilities and shareholders' equity	$ 13,147,391	¥ 85,166,169	¥ 66,493,172